Intangible Assets Estimated Amortization Expense (Detail) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Finite-Lived Intangible Assets [Line Items]
2021	¥ 1,677	$ 256
2022	1,446	222
2023	1,421	218
2024	1,313	201
2025	1,303	200
Thereafter	¥ 5,415	$ 830